Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	51.08%	18.48%	9.63%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent	56.25%	18.78%	9.42%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
Average Annual Return, Percent	58.90%	20.01%	10.54%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent	58.03%	19.39%	9.96%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent	58.83%	20.02%	10.55%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	58.20%	19.57%	10.14%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	57.25%	18.78%	9.42%
Class A | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	27.49%	11.97%	13.09%
Class C | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	27.49%	11.97%	13.09%
Class I | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	27.49%	11.97%	13.09%
Class R | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	27.49%	11.97%	13.09%
Class Z | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	27.49%	11.97%	13.09%
Class A | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	42.48%	14.62%	9.09%
Class C | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	42.48%	14.62%	9.09%
Class I | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	42.48%	14.62%	9.09%
Class R | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	42.48%	14.62%	9.09%
Class Z | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	42.48%	14.62%	9.09%